Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett

Emerging Markets Bond Fund

Emerging Markets Corporate Debt Fund

For the period ended March 31, 2024

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 97.99%

CONVERTIBLE BONDS 0.05%

China
Lodging
H World Group Ltd. (cost $55,560)	3.00%	5/1/2026	$48,000	$55,617

CORPORATE BONDS 41.78%

Argentina 0.60%
Energy-Alternate Sources 0.30%
YPF Energia Electrica SA†	10.00%	7/25/2026	350,000	346,624
Oil & Gas 0.30%
YPF SA†	9.50%	1/17/2031	335,000	342,632
Total Argentina				689,256

Bahrain 0.48%
Oil & Gas
Bapco Energies BSCC	7.625%	11/7/2024	550,000	552,337

Brazil 3.36%
Airlines 0.18%
Azul Secured Finance LLP†	11.93%	8/28/2028	200,000	205,169
Banks 0.70%
Banco do Brasil SA†	3.25%	9/30/2026	850,000	804,391
Building Materials 0.21%
St. Mary’s Cement, Inc.†	5.75%	4/2/2034	242,000	240,306
Health Care-Services 0.30%
Rede D’or Finance SARL	4.50%	1/22/2030	375,000	339,818
Iron-Steel 0.25%
CSN Inova Ventures†	6.75%	1/28/2028	290,000	284,431
Media 0.46%
Globo Comunicacao e Participacoes SA†	4.875%	1/22/2030	600,000	525,346
Oil & Gas 0.49%
Cosan Luxembourg SA†	7.25%	6/27/2031	555,000	567,174
Transportation 0.29%
Rumo Luxembourg SARL	5.25%	1/10/2028	350,000	338,633
Water 0.48%
Aegea Finance SARL†	9.00%	1/20/2031	520,000	551,053
Total Brazil				3,856,321

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Chile 3.12%
Banks 0.18%
Banco de Credito e Inversiones SA†	8.75% (5 yr. CMT + 4.94%)	#	–	(a)	$200,000	$206,375
Electric 0.33%
Alfa Desarrollo SpA†	4.55%		9/27/2051		496,470	379,764
Engineering & Construction 0.50%
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Partners	4.05%		4/27/2026		600,000	568,863
Forest Products & Paper 0.26%
Inversiones CMPC SA†	6.125%		2/26/2034		300,000	305,152
Mining 1.10%
Corp. Nacional del Cobre de Chile	3.75%		1/15/2031		850,000	760,309
Corp. Nacional del Cobre de Chile†	6.30%		9/8/2053		500,000	500,791
						1,261,100
Oil & Gas 0.75%
Empresa Nacional del Petroleo†	3.45%		9/16/2031		1,000,000	857,800
Total Chile						3,579,054

China 1.49%
Diversified Financial Services 0.49%
BOC Aviation USA Corp.†	4.875%		5/3/2033		565,000	554,344
Internet 0.66%
Meituan	3.05%		10/28/2030		400,000	342,708
Prosus NV†	3.832%		2/8/2051		675,000	415,819
						758,527
Investment Companies 0.34%
Huarong Finance 2019 Co. Ltd.	4.50%		5/29/2029		430,000	393,506
Total China						1,706,377

Colombia 2.01%
Oil & Gas 1.50%
Ecopetrol SA	5.875%		11/2/2051		500,000	360,251
Ecopetrol SA	8.375%		1/19/2036		660,000	666,629
Ecopetrol SA	8.625%		1/19/2029		650,000	689,379
						1,716,259
Pipelines 0.51%
AI Candelaria Spain SA†	5.75%		6/15/2033		437,000	355,001
AI Candelaria Spain SA†	7.50%		12/15/2028		232,650	228,022
						583,023
Total Colombia						2,299,282

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Dominican Republic 0.49%
Energy-Alternate Sources
Empresa Generadora de Electricidad Haina SA†	5.625%	11/8/2028	$610,000	$555,408

Ghana 0.25%
Oil & Gas
Kosmos Energy Ltd.†	7.75%	5/1/2027	290,000	286,548

Guatemala 0.50%
Beverages
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL†	5.25%	4/27/2029	595,000	567,575

India 2.19%
Commercial Services 0.35%
Adani Ports & Special Economic Zone Ltd.†	3.10%	2/2/2031	500,000	398,628
Electric 0.28%
Continuum Energy Aura Pte. Ltd.†	9.50%	2/24/2027	310,000	322,905
Energy-Alternate Sources 0.30%
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy†	6.70%	3/12/2042	350,000	338,815
Engineering & Construction 0.18%
IRB Infrastructure Developers Ltd.†	7.11%	3/11/2032	208,000	211,120
Oil & Gas 0.71%
Reliance Industries Ltd.†	2.875%	1/12/2032	950,000	807,917
Transportation 0.37%
Indian Railway Finance Corp. Ltd.	2.80%	2/10/2031	500,000	424,635
Total India				2,504,020

Indonesia 3.07%
Coal 0.22%
Indika Energy Capital IV Pte. Ltd.	8.25%	10/22/2025	250,000	254,063
Electric 1.07%
Minejesa Capital BV	5.625%	8/10/2037	630,000	573,655
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara†	4.00%	6/30/2050	880,000	654,900
				1,228,555
Mining 1.25%
Bukit Makmur Mandiri Utama PT†	7.75%	2/10/2026	330,000	328,350
Freeport Indonesia PT†	4.763%	4/14/2027	705,000	690,113
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT	5.45%	5/15/2030	230,000	227,443
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT	5.80%	5/15/2050	200,000	188,881
				1,434,787

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Indonesia (continued)
Oil & Gas 0.53%
Medco Maple Tree Pte. Ltd.†	8.96%		4/27/2029		$270,000	$281,368
Pertamina Persero PT†	5.625%		5/20/2043		330,000	324,764
						606,132
Total Indonesia						3,523,537

Israel 0.16%
Banks
Bank Leumi Le-Israel BM	3.275% (5 yr. CMT + 1.63%)	#	1/29/2031		200,000	185,803

Kazakhstan 0.93%
Oil & Gas 0.40%
Tengizchevroil Finance Co. International Ltd.†	3.25%		8/15/2030		560,000	454,560
Pipelines 0.53%
QazaqGaz NC JSC†	4.375%		9/26/2027		650,000	612,973
Total Kazakhstan						1,067,533

Kuwait 0.42%
Banks
NBK Tier 1 Financing 2 Ltd.†	4.50% (6 yr. CMT + 2.83%)	#	–	(a)	500,000	483,125

Macau 1.92%
Lodging
MGM China Holdings Ltd.	4.75%		2/1/2027		585,000	557,797
Sands China Ltd.	5.125%		8/8/2025		550,000	542,915
Studio City Co. Ltd.†	7.00%		2/15/2027		550,000	550,920
Wynn Macau Ltd.†	5.625%		8/26/2028		580,000	551,012
Total Macau						2,202,644

Malaysia 1.67%
Oil & Gas
Petronas Capital Ltd.†	2.48%		1/28/2032		1,000,000	834,990
Petronas Capital Ltd.†	3.404%		4/28/2061		1,300,000	894,682
Petronas Energy Canada Ltd.†	2.112%		3/23/2028		210,000	188,784
Total Malaysia						1,918,456

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Mexico 4.23%
Banks 0.69%
Banco Nacional de Comercio Exterior SNC	2.72% (5 yr. CMT + 2.00%)	#	8/11/2031	$250,000	$226,450
BBVA Bancomer SA†	8.125% (5 yr. CMT + 4.21%)	#	1/8/2039	550,000	570,182
					796,632
Electric 0.82%
Comision Federal de Electricidad	3.875%		7/26/2033	800,000	654,080
Comision Federal de Electricidad	4.677%		2/9/2051	400,000	283,131
					937,211
Oil & Gas 1.93%
Petroleos Mexicanos	6.49%		1/23/2027	264,000	249,200
Petroleos Mexicanos	6.70%		2/16/2032	484,000	402,818
Petroleos Mexicanos	6.75%		9/21/2047	880,000	585,886
Petroleos Mexicanos	6.84%		1/23/2030	1,110,000	979,646
					2,217,550
REITS 0.79%
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332†	4.375%		7/22/2031	735,000	600,146
Trust Fibra Uno†	7.375%		2/13/2034	300,000	299,725
					899,871
Total Mexico					4,851,264

Morocco 0.23%
Chemicals
OCP SA†	5.125%		6/23/2051	350,000	264,710

Oman 1.81%
Electric 1.03%
OmGrid Funding Ltd.†	5.196%		5/16/2027	1,200,000	1,183,302
Oil & Gas 0.78%
EDO Sukuk Ltd.†	5.875%		9/21/2033	875,000	892,744
Total Oman					2,076,046

Panama 0.47%
Banks
Multibank, Inc.	7.75%		2/3/2028	530,000	535,328

Paraguay 0.25%
Banks
Banco Continental SAECA†	2.75%		12/10/2025	300,000	283,052

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Peru 0.84%
Banks 0.36%
Banco BBVA Peru SA†	6.20% (5 yr. CMT + 2.00%)	#	6/7/2034		$415,000	$414,637
Oil & Gas 0.48%
Hunt Oil Co. of Peru LLC Sucursal Del Peru†	8.55%		9/18/2033		510,000	545,989
Total Peru						960,626

Philippines 0.58%
Commercial Services 0.29%
Royal Capital BV	5.00% (5 yr. CMT + 7.40%)	#	–	(a)	335,000	330,008
Retail 0.29%
Jollibee Worldwide Pte. Ltd.	3.90% (5 yr. CMT + 4.78%)	#	–	(a)	342,000	335,092
Total Philippines						665,100

Qatar 1.56%
Oil & Gas
QatarEnergy†	2.25%		7/12/2031		1,500,000	1,259,557
QatarEnergy†	3.30%		7/12/2051		750,000	531,135
Total Qatar						1,790,692

Saudi Arabia 1.00%
Electric 0.20%
Saudi Electricity Sukuk Programme Co.	5.684%		4/11/2053		225,000	221,931
Investment Companies 0.29%
Gaci First Investment Co.	4.875%		2/14/2035		350,000	334,435
Pipelines 0.51%
EIG Pearl Holdings SARL†	3.545%		8/31/2036		685,000	586,282
Total Saudi Arabia						1,142,648

Singapore 0.49%
Banks
United Overseas Bank Ltd.†	2.00% (5 yr. CMT + 1.23%)	#	10/14/2031		608,000	557,221

South Africa 0.87%
Electric
Eskom Holdings SOC Ltd.†	7.125%		2/11/2025		1,000,000	995,610

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Thailand 0.98%
Banks 0.49%
Bangkok Bank PCL	3.733% (5 yr. CMT + 1.90%)	#	9/25/2034		$625,000	$557,837
Chemicals 0.49%
GC Treasury Center Co. Ltd.†	2.98%		3/18/2031		665,000	559,266
Total Thailand						1,117,103

Turkey 1.89%
Banks 0.88%
Akbank TAS†	9.369% (5 yr. CMT + 5.27%)	#	–	(a)	330,000	329,901
Turkiye Vakiflar Bankasi TAO†	9.00%		10/12/2028		325,000	342,062
Yapi ve Kredi Bankasi AS†	9.25% (5 yr. CMT + 5.28%)	#	1/17/2034		330,000	339,940
						1,011,903
Commercial Services 0.49%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS	9.50%		7/10/2036		605,709	563,309
Mining 0.52%
WE Soda Investments Holding PLC†	9.375%		2/14/2031		576,000	593,050
Total Turkey						2,168,262

Ukraine 0.62%
Agriculture
Kernel Holding SA†	6.50%		10/17/2024		200,000	179,710
MHP Lux SA	6.95%		4/3/2026		350,000	293,845
MHP SE	7.75%		5/10/2024		250,000	242,034
Total Ukraine						715,589

United Arab Emirates 2.00%
Energy-Alternate Sources 0.44%
Sweihan PV Power Co. PJSC†	3.625%		1/31/2049		635,944	507,742
Investment Companies 0.52%
MDGH GMTN RSC Ltd.†	5.50%		4/28/2033		300,000	310,807
MDGH GMTN RSC Ltd.	5.875%		5/1/2034		270,000	287,670
						598,477
Pipelines 0.67%
Galaxy Pipeline Assets Bidco Ltd.†	3.25%		9/30/2040		1,000,000	763,911
Sovereign 0.37%
Finance Department Government of Sharjah	3.625%		3/10/2033		500,000	422,880
Total United Arab Emirates						2,293,010

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
United Kingdom 1.01%
Banks
Standard Chartered PLC†	6.301% (1 yr. CMT + 2.45%)	#	1/9/2029		$545,000	$560,772
Standard Chartered PLC†	7.875% (5 yr. CMT + 3.57%)	#	–	(a)	600,000	598,072
Total United Kingdom						1,158,844

United States 0.15%
Oil & Gas
CITGO Petroleum Corp.†	8.375%		1/15/2029		168,000	176,654

Venezuela 0.14%
Oil & Gas
Petroleos de Venezuela SA(b)	9.00%		11/17/2021		1,490,000	156,450
Total Corporate Bonds (cost $50,406,333)						47,885,485

FOREIGN GOVERNMENT OBLIGATIONS 56.16%

Angola 1.12%
Angola Government International Bonds†	8.25%		5/9/2028		800,000	772,410
Angola Government International Bonds†	9.125%		11/26/2049		600,000	509,310
Total Angola						1,281,720

Argentina 1.09%
Argentina Republic Government International Bonds	3.50%	(c)	7/9/2041		1,173,000	475,133
Argentina Republic Government International Bonds	3.625%	(c)	7/9/2035		663,737	276,836
Argentina Republic Government International Bonds	4.25%	(c)	1/9/2038		1,081,193	503,613
Total Argentina						1,255,582

Azerbaijan 0.15%
Republic of Azerbaijan International Bonds	3.50%		9/1/2032		200,000	170,340

Bahrain 2.01%
Bahrain Government International Bonds†	7.00%		1/26/2026		900,000	911,425
Bahrain Government International Bonds†	7.50%		2/12/2036		700,000	718,718
Bahrain Government International Bonds	7.50%		9/20/2047		700,000	672,438
Total Bahrain						2,302,581

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Benin 0.17%
Benin Government International Bonds†	7.96%		2/13/2038	$200,000	$195,125

Bermuda 0.23%
Bermuda Government International Bonds†	2.375%		8/20/2030	320,000	268,864

Brazil 2.69%
Brazil Government International Bonds	6.125%		3/15/2034	1,581,000	1,566,308
Brazil Government International Bonds	7.125%		5/13/2054	1,500,000	1,512,825
Total Brazil					3,079,133

Cayman Islands 0.67%
Ivory Coast Government International Bonds	6.125%		6/15/2033	260,000	235,109
Ivory Coast Government International Bonds	6.375%		3/3/2028	200,000	197,982
Ivory Coast Government International Bonds	6.375%		3/3/2028	340,000	336,568
Total Cayman Islands					769,659

Chile 1.46%
Chile Government International Bonds	4.95%		1/5/2036	1,130,000	1,095,268
Chile Government International Bonds	5.33%		1/5/2054	600,000	577,855
Total Chile					1,673,123

Colombia 2.58%
Colombia Government International Bonds	4.125%		5/15/2051	750,000	467,323
Colombia Government International Bonds	5.00%		6/15/2045	1,735,000	1,263,115
Colombia Government International Bonds	7.50%		2/2/2034	1,200,000	1,229,282
Total Colombia					2,959,720

Costa Rica 0.84%
Costa Rica Government International Bonds†	5.625%		4/30/2043	550,000	498,079
Costa Rica Government International Bonds†	6.55%		4/3/2034	450,000	466,651
Total Costa Rica					964,730

Dominican Republic 1.99%
Dominican Republic International Bonds†	4.50%		1/30/2030	1,200,000	1,096,413
Dominican Republic International Bonds†	5.30%		1/21/2041	750,000	639,315
Dominican Republic International Bonds†	5.875%		1/30/2060	634,000	540,677
Total Dominican Republic					2,276,405

Ecuador 1.33%
Ecuador Government International Bonds†	2.50%	(c)	7/31/2040	1,740,077	850,550
Ecuador Government International Bonds†	3.50%	(c)	7/31/2035	1,275,000	674,405
Total Ecuador					1,524,955

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Egypt 3.30%
Egypt Government International Bonds†	7.30%	9/30/2033	$1,400,000	$1,150,394
Egypt Government International Bonds	7.60%	3/1/2029	250,000	231,013
Egypt Government International Bonds	7.60%	3/1/2029	1,400,000	1,293,670
Egypt Government International Bonds†	7.903%	2/21/2048	920,000	699,927
Egypt Government International Bonds†	8.75%	9/30/2051	500,000	405,937
Total Egypt				3,780,941

El Salvador 0.91%
El Salvador Government International Bonds	7.65%	6/15/2035	850,000	648,703
El Salvador Government International Bonds†	8.25%	4/10/2032	470,000	391,095
Total El Salvador				1,039,798

Ghana 0.99%
Ghana Government International Bonds	6.375%	2/11/2027	985,000	508,053
Ghana Government International Bonds	8.625%	4/7/2034	500,000	258,074
Ghana Government International Bonds	8.627%	6/16/2049	725,000	366,981
Total Ghana				1,133,108

Guatemala 0.87%
Guatemala Government Bonds	3.70%	10/7/2033	250,000	207,094
Guatemala Government Bonds†	4.375%	6/5/2027	625,000	600,836
Guatemala Government Bonds†	6.125%	6/1/2050	200,000	186,768
Total Guatemala				994,698

Hungary 0.60%
Hungary Government International Bonds	3.125%	9/21/2051	600,000	380,754
Hungary Government International Bonds†	6.125%	5/22/2028	300,000	307,701
Total Hungary				688,455

India 0.24%
Export-Import Bank of India	5.50%	1/18/2033	275,000	278,089

Indonesia 1.78%
Indonesia Government International Bonds	1.85%	3/12/2031	2,260,000	1,846,255
Perusahaan Penerbit SBSN Indonesia III†	4.70%	6/6/2032	200,000	196,375
Total Indonesia				2,042,630

Jordan 0.58%
Jordan Government International Bonds†	5.85%	7/7/2030	500,000	461,255
Jordan Government International Bonds†	7.50%	1/13/2029	200,000	200,005
Total Jordan				661,260

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Kazakhstan 0.35%
Kazakhstan Government International Bonds†	4.875%	10/14/2044		$415,000	$396,325

Kenya 0.73%
Republic of Kenya Government International Bonds†	6.30%	1/23/2034		520,000	426,461
Republic of Kenya Government International Bonds	8.25%	2/28/2048		200,000	172,580
Republic of Kenya Government International Bonds†	9.75%	2/16/2031		228,000	234,127
Total Kenya					833,168

Lebanon 0.11%
Lebanon Government International Bonds(b)	6.65%	2/26/2030		1,948,000	131,490

Mexico 2.95%
Mexico Bonos	7.75%	5/29/2031	MXN	2,080,000	115,087
Mexico Government International Bonds	3.771%	5/24/2061		$560,000	365,554
Mexico Government International Bonds	5.00%	5/7/2029		1,000,000	988,317
Mexico Government International Bonds	6.00%	5/7/2036		950,000	954,091
Mexico Government International Bonds	6.338%	5/4/2053		974,000	963,381
Total Mexico					3,386,430

Morocco 0.72%
Morocco Government International Bonds†	3.00%	12/15/2032		600,000	483,150
Morocco Government International Bonds†	4.00%	12/15/2050		500,000	342,529
Total Morocco					825,679

Nigeria 2.17%
Nigeria Government International Bonds†	6.50%	11/28/2027		1,250,000	1,178,277
Nigeria Government International Bonds†	7.375%	9/28/2033		950,000	815,433
Nigeria Government International Bonds	8.25%	9/28/2051		600,000	493,293
Total Nigeria					2,487,003

Oman 1.62%
Oman Government International Bonds†	6.25%	1/25/2031		800,000	829,000
Oman Government International Bonds†	6.75%	1/17/2048		1,000,000	1,026,050
Total Oman					1,855,050

Pakistan 0.85%
Pakistan Government International Bonds	6.00%	4/8/2026		415,000	372,586
Pakistan Government International Bonds	7.375%	4/8/2031		765,000	603,998
Total Pakistan					976,584

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Panama 1.14%
Panama Government International Bonds	2.252%	9/29/2032		$1,000,000	$716,452
Panama Government International Bonds	3.87%	7/23/2060		1,010,000	588,295
Total Panama					1,304,747

Paraguay 0.96%
Paraguay Government International Bonds†	5.40%	3/30/2050		675,000	595,205
Paraguay Government International Bonds†	5.85%	8/21/2033		500,000	501,257
Total Paraguay					1,096,462

Peru 2.09%
Peru Government International Bonds	1.862%	12/1/2032		1,100,000	840,125
Peru Government International Bonds	3.00%	1/15/2034		1,900,000	1,560,850
Total Peru					2,400,975

Philippines 1.37%
Philippines Government International Bonds	2.65%	12/10/2045		1,000,000	665,192
ROP Sukuk Trust†	5.045%	6/6/2029		900,000	904,950
Total Philippines					1,570,142

Poland 0.52%
Bank Gospodarstwa Krajowego†	5.375%	5/22/2033		200,000	199,221
Republic of Poland Government International Bonds	5.50%	4/4/2053		400,000	399,600
Total Poland					598,821

Qatar 1.12%
Qatar Government International Bonds	4.40%	4/16/2050		500,000	442,633
Qatar Government International Bonds†	4.40%	4/16/2050		950,000	841,004
Total Qatar					1,283,637

Romania 0.81%
Romania Government International Bonds†	2.625%	12/2/2040	EUR	500,000	369,483
Romania Government International Bonds	4.00%	2/14/2051		$400,000	284,200
Romania Government International Bonds	6.00%	5/25/2034		280,000	278,623
Total Romania					932,306

Saudi Arabia 2.18%
KSA Sukuk Ltd.†	2.25%	5/17/2031		670,000	567,205
Saudi Government International Bonds†	3.45%	2/2/2061		2,900,000	1,933,967
Total Saudi Arabia					2,501,172

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Senegal 0.64%
Senegal Government International Bonds†	5.375%	6/8/2037	EUR	220,000	$173,143
Senegal Government International Bonds†	6.25%	5/23/2033		$350,000	299,199
Senegal Government International Bonds	6.75%	3/13/2048		350,000	260,623
Total Senegal					732,965

Serbia 0.45%
Serbia International Bonds†	6.25%	5/26/2028		500,000	511,259

South Africa 2.06%
Republic of South Africa Government International Bonds	4.30%	10/12/2028		1,556,000	1,400,073
Republic of South Africa Government International Bonds	5.75%	9/30/2049		1,323,000	963,083
Total South Africa					2,363,156

Sri Lanka 1.09%
Sri Lanka Government International Bonds†(b)	5.75%	4/18/2023		631,000	373,737
Sri Lanka Government International Bonds†(b)	5.875%	7/25/2022		920,000	546,130
Sri Lanka Government International Bonds†	7.55%	3/28/2030		550,000	324,461
Total Sri Lanka					1,244,328

Trinidad And Tobago 0.44%
Trinidad & Tobago Government International Bonds†	5.95%	1/14/2031		500,000	503,375

Turkey 3.34%
Istanbul Metropolitan Municipality†	10.50%	12/6/2028		500,000	536,275
Turkiye Government International Bonds	5.75%	5/11/2047		1,250,000	953,131
Turkiye Government International Bonds	7.625%	5/15/2034		1,250,000	1,256,563
Turkiye Ihracat Kredi Bankasi AS†	7.50%	2/6/2028		500,000	502,465
Turkiye Ihracat Kredi Bankasi AS†	9.00%	1/28/2027		550,000	575,573
Total Turkey					3,824,007

Ukraine 0.43%
Ukraine Government International Bonds	7.375%	9/25/2034		1,700,000	495,357

United Arab Emirates 1.04%
Abu Dhabi Government International Bonds†	3.125%	9/30/2049		1,000,000	704,742
UAE International Government Bonds†	3.25%	10/19/2061		700,000	483,630
Total United Arab Emirates					1,188,372

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Uruguay 0.54%
Uruguay Government International Bonds	4.975%	4/20/2055	$226,000	$212,976
Uruguay Government International Bonds	5.75%	10/28/2034	385,000	406,945
Total Uruguay				619,921

Uzbekistan 0.27%
Republic of Uzbekistan International Bonds†	7.85%	10/12/2028	300,000	314,193

Venezuela 0.28%
Venezuela Government International Bonds(b)	12.75%	8/23/2022	1,860,000	325,404

Zambia 0.29%
Zambia Government International Bonds	8.50%	4/14/2024	450,000	333,810
Total Foreign Government Obligations (cost $72,609,320)				64,377,054
Total Investments in Securities 97.99% (cost $123,071,213)				112,318,156
Other Assets and Liabilities – Net(d) 2.01%				2,309,714
Net Assets 100.00%				$114,627,870

EUR	Euro.
MXN	Mexican Peso.
CMT	Constant Maturity Rate.
REITS	Real Estate Investment Trusts.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2024, the total value of Rule 144A securities was $62,489,891, which represents 54.52% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2024.
(a)	Security is perpetual in nature and has no stated maturity.
(b)	Defaulted (non-income producing security).
(c)	Step Bond – Security with a predetermined schedule of interest rate changes.
(d)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Forward Foreign Currency Exchange Contracts at March 31, 2024:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Sell	Morgan Stanley	5/22/2024	483,000	$523,776	$522,100	$1,676

Futures Contracts at March 31, 2024:

Type		Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Long Bond		June 2024	90	Long	$10,629,605	$10,839,375	$209,770

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2024

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
Euro-Bund	June 2024	8	Short	EUR	(1,059,753)	EUR	(1,067,040)	$(7,862)
Euro-Buxl	June 2024	2	Short		(266,318)		(271,600)	(5,698)
U.S. 10-Year Treasury Note	June 2024	24	Short		$(2,653,002)		$(2,659,125)	(6,123)
U.S. 10-Year Ultra Treasury Note	June 2024	146	Short		(16,618,148)		(16,732,969)	(114,821)
U.S. 2-Year Treasury Note	June 2024	40	Long		8,190,360		8,179,376	(10,984)
U.S. 5-Year Treasury Note	June 2024	15	Short		(1,602,440)		(1,605,234)	(2,794)
U.S. Ultra Treasury Bond	June 2024	32	Short		(4,030,577)		(4,128,000)	(97,423)
Total Unrealized Depreciation on Futures Contracts								$(245,705)

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Convertible Bonds	$–	$55,617	$–	$55,617
Corporate Bonds	–	47,885,485	–	47,885,485
Foreign Government Obligations	–	64,377,054	–	64,377,054
Total	$–	$112,318,156	$–	$112,318,156
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$1,676	$–	$1,676
Liabilities	–	–	–	–
Futures Contracts
Assets	209,770	–	–	209,770
Liabilities	(245,705)	–	–	(245,705)
Total	$(35,935)	$1,676	$–	$(34,259)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2024

Investments			Shares	Fair Value
LONG-TERM INVESTMENTS 97.82%

COMMON STOCKS 0.15%

United States
Chemicals
Mosaic Co. (cost $67,800)			1,291	$41,906

	Interest Rate	Maturity Date	Principal Amount‡

CONVERTIBLE BONDS 0.81%

China 0.05%
Lodging
H World Group Ltd.	3.00%	5/1/2026	$12,000	13,904

Macau 0.76%
Lodging
Wynn Macau Ltd.†	4.50%	3/7/2029	200,000	212,725
Total Convertible Bonds (cost $213,887)				226,629

CORPORATE BONDS 94.03%

Argentina 1.72%
Energy-Alternate Sources 0.53%
YPF Energia Electrica SA†	10.00%	7/25/2026	150,000	148,553
Oil & Gas 1.19%
YPF SA†	6.95%	7/21/2027	200,000	180,788
YPF SA†	9.50%	1/17/2031	150,000	153,417
				334,205
Total Argentina				482,758

Brazil 6.80%
Airlines 0.73%
Azul Secured Finance LLP†	11.93%	8/28/2028	200,000	205,169
Building Materials 0.71%
St. Mary’s Cement, Inc.†	5.75%	4/2/2034	200,000	198,600
Chemicals 0.61%
Braskem Netherlands Finance BV	4.50%	1/31/2030	200,000	172,100
Health Care-Services 0.68%
Rede D’or Finance SARL	4.95%	1/17/2028	200,000	191,479

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Brazil (continued)
Iron-Steel 0.70%
CSN Inova Ventures†	6.75%		1/28/2028		$200,000	$196,159
Media 0.62%
Globo Comunicacao e Participacoes SA†	4.875%		1/22/2030		200,000	175,115
Oil & Gas 1.99%
Cosan Luxembourg SA†	7.25%		6/27/2031		200,000	204,387
MC Brazil Downstream Trading SARL†	7.25%		6/30/2031		390,759	354,017
						558,404
Water 0.76%
Aegea Finance SARL†	9.00%		1/20/2031		200,000	211,944
Total Brazil						1,908,970

Chile 4.76%
Banks 1.41%
Banco de Credito e Inversiones SA†	3.50%		10/12/2027		200,000	189,137
Banco de Credito e Inversiones SA†	8.75% (5 yr. CMT + 4.94%)	#	–	(a)	200,000	206,375
						395,512
Electric 1.36%
Alfa Desarrollo SpA†	4.55%		9/27/2051		248,235	189,882
Colbun SA	3.95%		10/11/2027		200,000	191,005
						380,887
Engineering & Construction 0.67%
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Partners	4.05%		4/27/2026		200,000	189,621
Forest Products & Paper 0.72%
Inversiones CMPC SA†	6.125%		2/26/2034		200,000	203,435
Mining 0.60%
Antofagasta PLC†	2.375%		10/14/2030		200,000	167,438
Total Chile						1,336,893

China 6.33%
Computers 0.63%
Lenovo Group Ltd.	3.421%		11/2/2030		200,000	175,656
Diversified Financial Services 1.05%
BOC Aviation USA Corp.†	4.875%		5/3/2033		300,000	294,342
Internet 3.21%
Meituan	3.05%		10/28/2030		300,000	257,031
Prosus NV	3.061%		7/13/2031		200,000	162,882
Prosus NV†	3.257%		1/19/2027		200,000	185,456

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
China (continued)
Prosus NV†	3.832%		2/8/2051	$200,000	$123,205
Weibo Corp.	3.375%		7/8/2030	200,000	173,879
					902,453
Investment Companies 0.65%
Huarong Finance 2019 Co. Ltd.	4.50%		5/29/2029	200,000	183,026
Real Estate 0.20%
Country Garden Holdings Co. Ltd.(b)	3.30%		1/12/2031	500,000	34,760
Kaisa Group Holdings Ltd.(b)	11.95%		10/22/2022	400,000	9,500
Ronshine China Holdings Ltd.(b)	8.10%		6/9/2023	200,000	3,078
Shimao Group Holdings Ltd.(b)	3.45%		1/11/2031	200,000	8,000
					55,338
Telecommunications 0.59%
Xiaomi Best Time International Ltd.	2.875%		7/14/2031	200,000	166,643
Total China					1,777,458

Colombia 3.17%
Banks 0.69%
Bancolombia SA	4.625% (5 yr. CMT + 2.94%)	#	12/18/2029	200,000	195,083
Oil & Gas 1.76%
Ecopetrol SA	5.875%		11/2/2051	302,000	217,592
Ecopetrol SA	8.375%		1/19/2036	170,000	171,707
Ecopetrol SA	8.625%		1/19/2029	98,000	103,937
					493,236
Pipelines 0.72%
AI Candelaria Spain SA†	5.75%		6/15/2033	250,000	203,090
Total Colombia					891,409

Dominican Republic 0.65%
Energy-Alternate Sources
Empresa Generadora de Electricidad Haina SA†	5.625%		11/8/2028	200,000	182,101

Ghana 0.70%
Oil & Gas
Kosmos Energy Ltd.†	7.75%		5/1/2027	200,000	197,619

Guatemala 0.89%
Beverages 0.20%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL†	5.25%		4/27/2029	59,000	56,281

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Guatemala (continued)
Electric 0.69%
Investment Energy Resources Ltd.	6.25%	4/26/2029	$200,000	$192,169
Total Guatemala				248,450

Hong Kong 0.71%
Insurance
AIA Group Ltd.†(c)	5.375%	4/5/2034	200,000	200,569

India 5.96%
Commercial Services 1.52%
Adani Ports & Special Economic Zone Ltd.†	3.10%	2/2/2031	300,000	239,177
JSW Infrastructure Ltd.	4.95%	1/21/2029	200,000	187,847
				427,024
Electric 2.40%
Adani Transmission Step-One Ltd.†	4.00%	8/3/2026	300,000	282,206
Continuum Energy Aura Pte. Ltd.†	9.50%	2/24/2027	200,000	208,326
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries	4.50%	7/14/2028	200,000	183,099
				673,631
Engineering & Construction 1.38%
GMR Hyderabad International Airport Ltd.	4.25%	10/27/2027	200,000	184,800
IRB Infrastructure Developers Ltd.†	7.11%	3/11/2032	200,000	203,000
				387,800
Iron-Steel 0.66%
JSW Steel Ltd.	3.95%	4/5/2027	200,000	186,299
Total India				1,674,754

Indonesia 4.39%
Coal 0.90%
Indika Energy Capital IV Pte. Ltd.	8.25%	10/22/2025	250,000	254,062
Electric 1.14%
Minejesa Capital BV	5.625%	8/10/2037	350,000	318,697
Mining 1.42%
Bukit Makmur Mandiri Utama PT†	7.75%	2/10/2026	200,000	199,000
Freeport Indonesia PT	6.20%	4/14/2052	200,000	198,980
				397,980
Oil & Gas 0.93%
Medco Maple Tree Pte. Ltd.†	8.96%	4/27/2029	250,000	260,526
Total Indonesia				1,231,265

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Israel 3.57%
Banks 1.30%
Bank Hapoalim BM	3.255% (5 yr. CMT + 2.16%)	#	1/21/2032		$200,000	$179,986
Bank Leumi Le-Israel BM	3.275% (5 yr. CMT + 1.63%)	#	1/29/2031		200,000	185,802
						365,788
Oil & Gas 0.23%
Leviathan Bond Ltd.	6.75%		6/30/2030		70,000	65,113
Pharmaceuticals 2.04%
Teva Pharmaceutical Finance Netherlands III BV	3.15%		10/1/2026		500,000	467,846
Teva Pharmaceutical Finance Netherlands III BV	4.10%		10/1/2046		150,000	103,504
						571,350
Total Israel						1,002,251

Kazakhstan 2.23%
Oil & Gas
KazMunayGas National Co. JSC	5.375%		4/24/2030		200,000	196,590
KazMunayGas National Co. JSC	6.375%		10/24/2048		200,000	187,304
Tengizchevroil Finance Co. International Ltd.†	3.25%		8/15/2030		300,000	243,514
Total Kazakhstan						627,408

Kuwait 1.68%
Banks
NBK SPC Ltd.†	1.625% (SOFR + 1.05%)	#	9/15/2027		200,000	182,485
NBK Tier 1 Financing 2 Ltd.†	4.50% (6 yr. CMT + 2.83%)	#	–	(a)	300,000	289,875
Total Kuwait						472,360

Macau 4.10%
Lodging
MGM China Holdings Ltd.	4.75%		2/1/2027		200,000	190,700
MGM China Holdings Ltd.	4.75%		2/1/2027		200,000	190,700
Sands China Ltd.	5.125%		8/8/2025		200,000	197,424
Sands China Ltd.	5.40%		8/8/2028		200,000	196,267
Studio City Co. Ltd.†	7.00%		2/15/2027		200,000	200,334
Studio City Finance Ltd.	5.00%		1/15/2029		200,000	176,133
Total Macau						1,151,558

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Malaysia 1.96%
Oil & Gas 0.60%
Petronas Capital Ltd.	2.48%		1/28/2032			$200,000	$166,998
Transportation 1.36%
MISC Capital Two Labuan Ltd.	3.75%		4/6/2027			400,000	382,347
Total Malaysia							549,345

Mexico 5.41%
Banks 2.09%
Banco Mercantil del Norte SA	6.75% (5 yr. CMT + 4.97%)	#	–	(a)		200,000	198,708
Banco Nacional de Comercio Exterior SNC	2.72% (5 yr. CMT + 2.00%)	#	8/11/2031			200,000	181,160
BBVA Bancomer SA†	8.125% (5 yr. CMT + 4.21%)	#	1/8/2039			200,000	207,339
							587,207
Electric 0.50%
Comision Federal de Electricidad	4.677%		2/9/2051			200,000	141,565
Mining 0.90%
Industrias Penoles SAB de CV†	4.75%		8/6/2050			200,000	156,544
Southern Copper Corp.	5.25%		11/8/2042			100,000	94,841
							251,385
Oil & Gas 0.63%
Petroleos Mexicanos	6.49%		1/23/2027			186,000	175,573
REITS 1.29%
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332†	4.375%		7/22/2031			200,000	163,305
Trust Fibra Uno†	7.375%		2/13/2034			200,000	199,817
							363,122
Total Mexico							1,518,852

Morocco 0.61%
Chemicals
OCP SA†	3.75%		6/23/2031			200,000	170,985

Nigeria 0.36%
Banks
BOI Finance BV†	7.50%		2/16/2027		EUR	100,000	102,305

Panama 0.72%
Banks
Multibank, Inc.	7.75%		2/3/2028			$200,000	202,011

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Paraguay 1.37%
Banks 0.67%
Banco Continental SAECA†	2.75%		12/10/2025		$200,000	$188,701
Telecommunications 0.70%
Telefonica Celular del Paraguay SA	5.875%		4/15/2027		200,000	194,535
Total Paraguay						383,236

Peru 2.73%
Banks 0.71%
Banco BBVA Peru SA†	6.20% (5 yr. CMT + 2.00%)	#	6/7/2034		200,000	199,825
Oil & Gas 0.76%
Hunt Oil Co. of Peru LLC Sucursal Del Peru†	8.55%		9/18/2033		200,000	214,113
Packaging & Containers 0.62%
SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA	3.50%		8/2/2028		200,000	173,803
Retail 0.64%
InRetail Consumer†	3.25%		3/22/2028		200,000	179,812
Total Peru						767,553

Philippines 2.09%
Electric 0.70%
SMC Global Power Holdings Corp.	5.95% (5 yr. CMT + 6.80%)	#	–	(a)	200,000	195,191
Holding Companies-Diversified 0.69%
San Miguel Corp.	5.50% (5 yr. CMT + 10.24%)	#	–	(a)	200,000	195,000
Retail 0.70%
Jollibee Worldwide Pte. Ltd.	3.90% (5 yr. CMT + 4.78%)	#	–	(a)	200,000	195,960
Total Philippines						586,151

Qatar 2.66%
Banks 1.00%
QNB Finance Ltd.	2.75%		2/12/2027		300,000	280,782
Gas 0.45%
Nakilat, Inc.†	6.267%		12/31/2033		120,228	125,993
Oil & Gas 0.60%
QatarEnergy†	2.25%		7/12/2031		200,000	167,941
Telecommunications 0.61%
Ooredoo International Finance Ltd.†	2.625%		4/8/2031		200,000	172,171
Total Qatar						746,887

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Russia 0.00%
Banks
Alfa Bank AO Via Alfa Bond Issuance PLC	5.50% (5 yr. CMT + 4.55%)	#	10/26/2031		$300,000	$–	(d)
Sberbank of Russia Via SB Capital SA(b)	5.25%		5/23/2023		450,000	–	(d)
Total Russia						–

Saudi Arabia 4.16%
Electric 0.70%
Saudi Electricity Sukuk Programme Co.	5.684%		4/11/2053		200,000	197,272
Oil & Gas 1.50%
Saudi Arabian Oil Co.	2.25%		11/24/2030		500,000	422,164
Pipelines 1.96%
EIG Pearl Holdings SARL†	3.545%		8/31/2036		400,000	342,354
TMS Issuer SARL†	5.78%		8/23/2032		200,000	206,438
						548,792
Total Saudi Arabia						1,168,228

Singapore 1.32%
Banks
DBS Group Holdings Ltd.	1.822% (5 yr. CMT + 1.10%)	#	3/10/2031		200,000	186,205
United Overseas Bank Ltd.†	2.00% (5 yr. CMT + 1.23%)	#	10/14/2031		200,000	183,297
Total Singapore						369,502

South Africa 0.72%
Mining
Gold Fields Orogen Holdings BVI Ltd.	6.125%		5/15/2029		200,000	203,436

South Korea 3.40%
Banks 0.67%
Hana Bank	3.50% (5 yr. CMT + 2.41%)	#	–	(a)	200,000	187,846
Electric 0.97%
Korea Midland Power Co. Ltd.	1.25%		8/9/2026		300,000	272,134
Energy-Alternate Sources 1.05%
Hanwha Energy USA Holdings Corp.†	4.125%		7/5/2025		300,000	295,067
Semiconductors 0.71%
SK Hynix, Inc.†	5.50%		1/16/2029		200,000	199,597
Total South Korea						954,644

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Supranational 1.17%
Multi-National
African Export-Import Bank†	2.634%		5/17/2026		$350,000	$327,906

Taiwan 2.42%
Semiconductors
TSMC Global Ltd.	2.25%		4/23/2031		800,000	679,901

Thailand 3.38%
Banks 2.18%
Bangkok Bank PCL†	3.466% (5 yr. CMT + 2.15%)	#	9/23/2036		300,000	253,319
Bangkok Bank PCL	3.733% (5 yr. CMT + 1.90%)	#	9/25/2034		400,000	357,016
						610,335
Chemicals 0.60%
GC Treasury Center Co. Ltd.†	2.98%		3/18/2031		200,000	168,200
Oil & Gas 0.60%
Thaioil Treasury Center Co. Ltd.†	2.50%		6/18/2030		200,000	169,039
Total Thailand						947,574

Turkey 3.59%
Banks 2.20%
Akbank TAS†	9.369% (5 yr. CMT + 5.27%)	#	–	(a)	200,000	199,940
Turkiye Vakiflar Bankasi TAO†	9.00%		10/12/2028		200,000	210,500
Yapi ve Kredi Bankasi AS†	9.25% (5 yr. CMT + 5.28%)	#	1/17/2034		200,000	206,024
						616,464
Commercial Services 0.66%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS†	9.50%		7/10/2036		198,593	184,692
Mining 0.73%
WE Soda Investments Holding PLC†	9.375%		2/14/2031		200,000	205,920
Total Turkey						1,007,076

Ukraine 0.69%
Agriculture
MHP SE	7.75%		5/10/2024		200,000	193,627

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
United Arab Emirates 2.59%
Banks 0.69%
First Abu Dhabi Bank PJSC	4.50% (5 yr. CMT + 4.14%)	#	–	(a)	$200,000	$193,172
Energy-Alternate Sources 0.54%
Sweihan PV Power Co. PJSC†	3.625%		1/31/2049		189,834	151,565
Pipelines 1.36%
Galaxy Pipeline Assets Bidco Ltd.†	3.25%		9/30/2040		500,000	381,955
Total United Arab Emirates						726,692

United Kingdom 3.37%
Banks 2.15%
Standard Chartered PLC†	6.301% (1 yr. CMT + 2.45%)	#	1/9/2029		200,000	205,788
Standard Chartered PLC†	7.875% (5 yr. CMT + 3.57%)	#	–	(a)	400,000	398,715
						604,503
Retail 1.22%
CK Hutchison International 21 Ltd.	2.50%		4/15/2031		400,000	342,174
Total United Kingdom						946,677

United States 0.96%
Auto Manufacturers 0.47%
Hyundai Capital America†	5.68%		6/26/2028		130,000	131,853
Chemicals 0.30%
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028		88,000	84,659
Oil & Gas 0.19%
CITGO Petroleum Corp.†	8.375%		1/15/2029		51,000	53,627
Total United States						270,139

Zambia 0.69%
Mining
First Quantum Minerals Ltd.†	8.625%		6/1/2031		200,000	194,666
Total Corporate Bonds (cost $28,114,421)						26,403,216

FOREIGN GOVERNMENT OBLIGATIONS 2.83%

Egypt 0.66%
Egypt Government International Bonds	7.60%		3/1/2029		200,000	184,810

South Korea 0.71%
Korea Electric Power Corp.†	5.375%		7/31/2026		200,000	200,803

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Turkey 1.46%
Turkiye Ihracat Kredi Bankasi AS†	7.50%	2/6/2028	$200,000	$200,986
Turkiye Ihracat Kredi Bankasi AS†	9.00%	1/28/2027	200,000	209,299
Total Turkey				410,285
Total Foreign Government Obligations (cost $779,799)				795,898
Total Long-Term Investments (cost $29,175,907)				27,467,649

SHORT-TERM INVESTMENTS 0.87%

REPURCHASE AGREEMENTS 0.87%
Repurchase Agreement dated 3/28/2024, 2.800% due 4/1/2024 with Fixed Income Clearing Corp. collateralized by $251,700 of U.S. Treasury Bond at 4.250% due 2/15/2054; value: $248,687; proceeds: $243,849 (cost $243,773)			243,773	243,773
Total Investments in Securities 98.69% (cost $29,419,680)				27,711,422
Other Assets and Liabilities – Net(e) 1.31%				368,681
Net Assets 100.00%				$28,080,103

EUR	Euro.
CMT	Constant Maturity Rate.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2024, the total value of Rule 144A securities was $14,563,307, which represents 51.86% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2024.
(a)	Security is perpetual in nature and has no stated maturity.
(b)	Defaulted (non-income producing security).
(c)	Securities purchased on a when-issued basis.
(d)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.
(e)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2024

Forward Foreign Currency Exchange Contracts at March 31, 2024:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Sell	Morgan Stanley	5/22/2024	103,000	$111,695	$111,338	$357

Futures Contracts at March 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
U.S. Long Bond	June 2024	4	Long		$473,966		$481,750	$7,784
U.S. Ultra Treasury Bond	June 2024	2	Long		252,112		258,000	5,888
Total Unrealized Appreciation on Futures Contracts								$13,672

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Depreciation
Euro-Bobl	June 2024	3	Short	EUR	(353,307)	EUR	(354,750)	$(1,557)
U.S. 10-Year Ultra Treasury Note	June 2024	17	Short		$(1,935,181)		$(1,948,359)	(13,178)
U.S. 2-Year Treasury Note	June 2024	18	Long		3,686,068		3,680,719	(5,349)
U.S. 5-Year Treasury Note	June 2024	30	Short		(3,204,058)		(3,210,469)	(6,411)
Total Unrealized Depreciation on Futures Contracts								$(26,495)

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3		Total
Long-Term Investments
Common Stocks	$41,906	$–	$–		$41,906
Convertible Bonds	–	226,629	–		226,629
Corporate Bonds
Russia	–	–	–	(3)	–	(3)
Remaining Countries	–	26,403,216	–		26,403,216
Foreign Government Obligations	–	795,898	–		795,898
Short-Term Investments
Repurchase Agreements	–	243,773	–		243,773
Total	$41,906	$27,669,516	$–		$27,711,422

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2024

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$357	$–	$357
Liabilities	–	–	–	–
Futures Contracts
Assets	13,672	–	–	13,672
Liabilities	(26,495)	–	–	(26,495)
Total	$(12,823)	$357	$–	$(12,466)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Countries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes securities with zero fair value.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

28	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law on February 23, 1988. The Company consists of the following two funds (each, a “Fund” and collectively, the “Funds”): Lord Abbett Emerging Markets Bond Fund (“Emerging Markets Bond Fund”), and Lord Abbett Emerging Markets Corporate Debt Fund (“Emerging Markets Corporate Debt Fund”). Each Fund is diversified as defined in the Act.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of the portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates.Swaps, options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

29

Notes to Schedule of Investments (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;

•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of March 31, 2024 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

30

Notes to Schedule of Investments (unaudited)(concluded)

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statute of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of March 31, 2024, the Funds did not have any securities on loan.

31

QPHR-GLOBAL-1Q
(05/24)